TRANSFERS OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
TRANSFERS OF FINANCIAL ASSETS
43 TRANSFERS OF FINANCIAL ASSETS
There were no significant transferred financial assets which were derecognised in their entirety, but with ongoing exposure. Details of transferred financial assets that continue to be recognised in full are as follows.
The Group and the Bank enter into repurchase and securities lending transactions in the normal course of business that do not result in derecognition of the financial assets as substantially all of the risks and rewards, including credit, interest rate, prepayment and other price risks are retained by the Group. In all cases, the transferee has the right to sell or repledge the assets concerned.
As set out in note 26, included within financial assets measured at amortised cost are loans transferred under the Group’s securitisation and covered bond programmes. As the Group retains all or a majority of the risks and rewards associated with these loans, including credit, interest rate, prepayment and liquidity risk, they remain on the Group’s balance sheet. Assets transferred into the Group’s securitisation and covered bond programmes are not available to be used by the Group whilst the assets are within the programmes. However, the Group retains the right to remove loans from the covered bond programmes where they are in excess of the programme’s requirements. In addition, where the Group has retained some of the notes issued by securitisation and covered bond programmes, the Group has the ability to sell or pledge these retained notes.
The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 26). Except as otherwise noted below, none of the liabilities shown in the table below have recourse only to the transferred assets.

	The Group		The Bank
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
	£m	£m	£m	£m
At 31 December 2020
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	—	—	3,244	1,869
Financial assets at fair value through other comprehensive income	7,475	5,105	4,889	3,895
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	34,584	4,481	4,072	—

	The Group		The Bank
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
	£m	£m	£m	£m
At 31 December 2019
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	3,123	2,668	655	21
Financial assets at fair value through other comprehensive income	5,436	4,560	7,552	6,065
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	42,545	7,376	6,433	—
1The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of £27,418 million (31 December 2019: £31,396 million).
2The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.